Unaudited Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current assets
Cash and cash equivalents	$ 4,190	$ 5,405	$ 2,125
Restricted cash	415	196	912
Prepaid expenses and other assets	9	6	50
Land inventory	47,006	48,632	17,072
Total current assets	51,620	54,239	20,159
Non-current assets
Real estate investments	17,403	17,228	16,266
TOTAL ASSETS	69,023	71,467	36,425
Current liabilities
Mortgage and other loans	23,817	27,934	9,962
Loans from related parties	1,754	1,608	1,488
Other current liabilities	768	963	314
Total current liabilities	26,339	30,505	11,764
Non-current liabilities
Loans from Other	6,316	3,429
Loans from related parties	4,456	4,941	4,227
Total non-current liabilities	10,772	8,370	4,227
Shareholders’ Deficit	(856)	(1,828)	(27)
Non-controlling interests	32,768	34,420	20,461
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest	31,912	32,592	20,434
TOTAL LIABILITIES AND EQUITY	$ 69,023	$ 71,467	$ 36,425